UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21437

Cohen & Steers REIT and Utility Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

Schedule of Investments
March 31, 2008 (Unaudited)

	Number
	of Shares	Value
Common stock 127.8%
ENERGY 7.4%
INTEGRATED OIL & GAS 0.5%
Duncan Energy Partners LP	81,000	$1,496,880
Targa Resources Partners LP	147,000	3,417,750
		4,914,630
OIL & GAS EQUIPMENT & SERVICES 0.2%
Exterran Partners LP	88,500	2,566,500

OIL & GAS REFINING & MARKETING 0.6%
Spectra Energy Income Fund (Canada)	172,600	1,891,714
Spectra Energy Income Fund, 144A (a) (Canada)	475,000	5,206,050
		7,097,764
OIL & GAS STORAGE & TRANSPORATION 6.1%
DCP Midstream Partners LP	142,000	4,118,000
Enbridge Energy Partners LP	4,400	209,220
Energy Transfer Partners LP	95,600	4,366,052
Enterprise Products Partners LP	202,200	6,005,340
Kinder Morgan Energy Partners LP	123,192	6,737,370
Magellan Midstream Partners LP	97,900	3,964,950
SemGroup Energy Partners LP	61,200	1,545,300
Spectra Energy Corp.	1,299,470	29,562,943
Teekay LNG Partners LP	69,300	1,990,296
Teekay Offshore Partners LP	78,900	1,826,535
Williams Partners LP	336,900	10,612,350
		70,938,356
TOTAL ENERGY		85,517,250
INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Citizens Communications Co.	281,500	2,952,935
Fairpoint Communications	642,250	5,793,095
		8,746,030

	Number
	of Shares	Value
REAL ESTATE 61.5%
DIVERSIFIED 2.3%
iStar Financial(b)	210,600	$2,954,718
Land Securities Group PLC (United Kingdom)	100,300	3,003,822
Vornado Realty Trust	245,500	21,164,555
		27,123,095
HEALTH CARE 13.7%
HCP	848,100	28,674,261
Health Care REIT	467,500	21,098,275
Nationwide Health Properties	2,011,500	67,888,125
Omega Healthcare Investors	343,900	5,970,104
Senior Housing Properties Trust	702,382	16,646,453
Ventas	400,000	17,964,000
		158,241,218
HOTEL 2.6%
DiamondRock Hospitality Co.	940,100	11,911,067
Hospitality Properties Trust	342,800	11,662,056
Strategic Hotels & Resorts	547,800	7,192,614
		30,765,737
INDUSTRIAL 1.8%
EastGroup Properties	114,000	5,296,440
ING Industrial Fund (Australia)	4,600,335	8,955,041
Segro PLC (United Kingdom)	616,180	6,212,343
		20,463,824
OFFICE 13.1%
BioMed Realty Trust	210,453	5,027,722
Boston Properties(c)	654,439	60,254,199
Brandywine Realty Trust(d)	763,937	12,956,372
Highwoods Properties	382,200	11,874,954
ING Office Fund (Australia)	3,472,712	4,205,166
Mack-Cali Realty Corp.	453,400	16,190,914
Parkway Properties	126,200	4,664,352

	Number
	of Shares	Value
SL Green Realty Corp.	443,900	$36,164,533
		151,338,212
OFFICE/INDUSTRIAL 1.8%
Liberty Property Trust	664,995	20,687,995

RESIDENTIAL—APARTMENT 8.9%
American Campus Communities	299,300	8,188,848
Apartment Investment & Management Co.(e)	708,805	25,382,307
Education Realty Trust	467,800	5,880,246
Home Properties	786,387	37,738,712
Mid-America Apartment Communities	201,600	10,047,744
UDR	632,100	15,499,092
		102,736,949
SELF STORAGE 1.7%
Extra Space Storage	628,500	10,175,415
Sovran Self Storage	218,600	9,336,406
		19,511,821
SHOPPING CENTER 14.9%
COMMUNITY CENTER 4.9%
Cedar Shopping Centers	571,300	6,672,784
Developers Diversified Realty Corp.	726,100	30,409,068
Inland Real Estate Corp.	753,500	11,460,735
Urstadt Biddle Properties—Class A	517,500	8,140,275
		56,682,862
FREE STANDING 1.8%
National Retail Properties	934,200	20,599,110

REGIONAL MALL 8.2%
General Growth Properties(f)	1,239,031	47,293,813
Glimcher Realty Trust	248,700	2,974,452
Macerich Co.	331,788	23,314,743
Simon Property Group	232,200	21,573,702
		95,156,710
TOTAL SHOPPING CENTER		172,438,682

	Number
	of Shares	Value
SPECIALTY 0.7%
Entertainment Properties Trust	162,866	$8,034,180
TOTAL REAL ESTATE		711,341,713
UTILITIES 58.2%
ELECTRIC UTILITIES 39.7%
American Electric Power Co.	186,400	7,759,832
Cleco Corp.	243,500	5,400,830
DPL	112,900	2,894,756
Duke Energy Corp.	3,783,140	67,529,049
E.ON AG (ADR) (Germany)	308,096	19,109,655
Electricite de France (France)	172,600	15,017,036
Entergy Corp.	465,400	50,765,832
Exelon Corp.	776,400	63,098,028
FirstEnergy Corp.	533,000	36,574,460
Fortum Oyj (Finland)	156,000	6,356,611
FPL Group	311,497	19,543,322
ITC Holdings Corp.	88,900	4,628,134
Northeast Utilities	234,000	5,742,360
OGE Energy Corp.	134,100	4,179,897
Pepco Holdings	990,800	24,492,576
Pinnacle West Capital Corp.	297,500	10,436,300
PPL Corp.	397,000	18,230,240
Progress Energy	658,900	27,476,130
Scottish and Southern Energy PLC (United Kingdom)	308,328	8,591,404
Southern Co.	1,722,200	61,327,542
		459,153,994
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.2%
Constellation Energy Group	162,000	14,299,740

MULTI UTILITIES 17.3%
Ameren Corp.	450,800	19,853,232
Consolidated Edison(g)	534,500	21,219,650
Dominion Resources	439,400	17,945,096

	Number
	of Shares	Value
DTE Energy Co.	229,300	$8,917,477
NSTAR	311,374	9,475,111
PG&E Corp.	379,000	13,954,780
Public Service Enterprise Group	1,521,000	61,128,990
RWE AG (Germany)	50,483	6,205,440
Sempra Energy	241,027	12,841,918
TECO Energy	291,100	4,643,045
United Utilities PLC (United Kingdom)	92,301	1,264,894
Vectren Corp.	183,100	4,912,573
Xcel Energy	891,200	17,779,440
		200,141,646
TOTAL UTILITIES		673,595,380
TOTAL COMMON STOCK (Identified cost—$1,280,857,030)		1,479,200,373

PREFERRED SECURITIES—$25 PAR VALUE 19.6%
BANK 1.5%
Colonial Capital Trust IV, 7.875%, due 10/1/33	57,290	1,131,478
Deutsche Bank Contingent Capital Trust III, 7.60%	172,000	4,257,000
PNC Capital Trust E, 7.75%	80,000	1,968,000
SunTrust Capital IX, 7.875%	71,900	1,761,550
U.S. Bancorp, 4.858%, Series B (FRN)	99,952	1,799,136
Wachovia Corp., 8.00%	97,000	2,395,900
Wells Fargo Capital XII, 7.875%	176,400	4,462,920
		17,775,984
BANK—FOREIGN 1.2%
Santander Finance Preferred, 6.80%	292,062	6,498,380
Santander Finance Preferred, 6.50%	95,700	2,033,625
Santander Finance Preferred, 4.00%, Series 6 (FRN)	280,000	4,844,000
		13,376,005
ELECTRIC—INTEGRATED 0.3%
FPL Group Capital, 7.45%, due 9/1/67, Series E	110,000	2,844,600

	Number
	of Shares	Value
ENERGY—INTEGRATED OIL & GAS 0.1%
Nexen, 7.35%, due 11/1/43, Series B	39,211	$940,672

FINANCE 1.3%
DIVERSIFIED FINANCIAL SERVICES 0.3%
Federal National Mortgage Association, 8.25%	66,900	1,608,945
Freddie Mac, 8.375%, Series Z	67,900	1,656,760
		3,265,705
INVESTMENT BANKER/BROKER 0.7%
JP Morgan Chase Capital X, 7.00%,	5,732	141,580
Lehman Brothers Holdings, 7.95%, Series J	323,500	6,657,630
Merrill Lynch & Co., 4.00%, Series 5 (FRN)	124,445	1,757,164
		8,556,374
INVESTMENT BANKER/BROKER—FOREIGN 0.2%
Credit Suisse Guernsey, 7.90%	80,000	1,996,000

MORTGAGE LOAN/BROKER 0.1%
Countrywide Capital IV, 6.75%, due 4/1/33	57,270	974,735
TOTAL FINANCE		14,792,814
INSURANCE 2.0%
LIFE/HEALTH INSURANCE 0.2%
Delphi Financial Group, 7.376%, due 5/15/37	122,625	2,331,101

MULTI-LINE-FOREIGN 0.4%
ING Groep N.V., 6.375%	59,848	1,310,073
ING Groep N.V., 7.375%	142,000	3,487,520
		4,797,593
PROPERTY CASUALTY 0.5%
Berkley W R Capital Trust II, 6.75%, due 7/26/45	100,800	2,106,720
Markel Corp., 7.50%, due 8/22/46	182,948	4,500,521
		6,607,241
PROPERTY CASUALTY—FOREIGN 0.6%
ACE Ltd., 7.80%, Series C	140,000	3,463,600
Arch Capital Group Ltd., 8.00%	125,000	3,190,000
		6,653,600

	Number
	of Shares	Value
REINSURANCE—FOREIGN 0.3%
Aspen Insurance Holdings Ltd., 7.401%, Series A	150,000	$3,232,500
TOTAL INSURANCE		23,622,035
INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	245,833	5,128,076
United States Cellular Corp., 7.50%, due 6/15/34	39,700	860,299
		5,988,375
MEDIA—DIVERSIFIED SERVICES 1.1%
Comcast Corp., 6.625%, due 5/15/56	122,037	2,765,358
Comcast Corp., 7.00%, due 9/15/55, Series B	390,000	9,184,500
Liberty Media Corp., 8.75%, due 2/1/30 (PPLUS)	54,000	1,085,940
		13,035,798
REAL ESTATE 11.0%
DIVERSIFIED 1.9%
Duke Realty Corp., 8.375%, Series O	77,300	1,901,580
Forest City Enterprises, 7.375%, Class A	519,000	11,620,410
iStar Financial, 7.875%, Series E	242,400	3,745,080
iStar Financial, 7.65%, Series G	88,300	1,197,348
iStar Financial, 7.50%, Series I	250,000	3,350,000
Lexington Corporate Properties Trust, 8.05%, Series B	34,400	731,000
		22,545,418
HEALTH CARE 3.0%
Health Care REIT, 7.875%, Series D	153,536	3,753,955
Health Care REIT, 7.625%, Series F	305,600	7,331,344
LTC Properties, 8.00%, Series F	438,000	10,590,840
Omega Healthcare Investors, 8.375%, Series D	500,000	12,500,000
		34,176,139
HOTEL 0.8%
Ashford Hospitality Trust, 8.55%, Series A	29,633	548,210
Host Hotels & Resorts, 8.875%, Series E	80,000	2,012,000
LaSalle Hotel Properties, 8.00%, Series E	170,000	3,713,650
Strategic Hotels & Resorts, 8.25%, Series B	90,800	1,746,992

	Number
	of Shares	Value
W2007 Grace Acquisition I, 9.00%, Series C(h)	71,225	$712,250
		8,733,102
OFFICE 2.6%
Alexandria Real Estate Equities, 8.375%, Series C	374,250	9,535,890
Brandywine Realty Trust, 7.50%, Series C	177,410	3,652,872
Kilroy Realty Corp., 7.80%, Series E	99,500	2,179,548
Maguire Properties, 7.625%, Series A	41,410	488,638
SL Green Realty Corp., 7.625%, Series C	424,500	9,623,415
SL Green Realty Corp., 7.875%, Series D	227,650	5,220,014
		30,700,377
OFFICE/INDUSTRIAL 0.7%
PS Business Parks, 7.00%, Series H	55,959	1,222,145
PS Business Parks, 6.875%, Series I	245,000	5,157,250
PS Business Parks, 7.95%, Series K	65,000	1,550,250
		7,929,645
RESIDENTIAL—APARTMENT 0.5%
Apartment Investment & Management Co., 9.375%, Series G	35,000	857,150
Apartment Investment & Management Co., 8.00%, Series T	138,400	3,154,136
Apartment Investment & Management Co., 8.00%, Series V	47,200	1,059,640
Apartment Investment & Management Co., 7.875%, Series Y	34,000	754,460
		5,825,386
SHOPPING CENTER 1.5%
COMMUNITY CENTER 1.2%
Cedar Shopping Centers, 8.875%, Series A	121,534	2,809,866
Developers Diversified Realty Corp., 7.50%, Series I	300,700	6,765,750
Kimco Realty Corp., 7.75%, Series G	88,700	2,119,930
Saul Centers, 8.00%, Series A	96,300	2,359,350
		14,054,896
REGIONAL MALL 0.3%
CBL & Associates Properties, 7.75%, Series C	114,710	2,363,026

	Number
	of Shares	Value
CBL & Associates Properties, 7.375%, Series D	60,000	$1,179,000
		3,542,026
TOTAL SHOPPING CENTER		17,596,922
TOTAL REAL ESTATE		127,506,989
UTILITIES 0.6%
ELECTRIC UTILITES 0.4%
American Electric Power Co., 8.75%	100,596	2,550,109
Entergy Corp., 7.625% ($50 par value)	24,800	1,618,448
		4,168,557
MULTI UTILITES 0.2%
Xcel Energy, 7.60%	100,000	2,480,000
TOTAL UTILITIES		6,648,557
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$252,588,297)		226,531,829

PREFERRED SECURITIES—CAPITAL SECURITIES 10.0%
AUTO—FOREIGN 0.3%
Porsche International Finance PLC, 7.20%, due 2/28/49	4,000,000	3,969,000

BANK 0.9%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B	3,000,000	3,191,913
CBG Florida REIT Corp., 7.114%, due 2/15/49, 144A(a)	3,000,000	1,703,502
Sovereign Capital Trust VI, 7.908%, due 6/13/36	4,415,000	3,598,605
Washington Mutual Preferred Funding Cayman, 7.25%, due 3/29/49, Series A-1, 144A(a)	2,700,000	1,716,085
		10,210,105
BANK—FOREIGN 0.6%
Credit Agricole SA/London, 6.637%, due 12/31/49, 144A(a)	2,000,000	1,551,734
Royal Bank of Scotland Group PLC, 6.99%, due 10/29/49, 144A(a)	2,000,000	1,700,580
Royal Bank of Scotland Group PLC, 7.64%, due 3/31/43	2,000,000	1,725,120

	Number
	of Shares	Value
Standard Chartered PLC, 7.014%, due 12/30/49, 144A(a)	2,500,000	$2,182,618
		7,160,052
ELECTRIC 1.2%
MULTI UTILITIES 0.8%
Dominion Resources, 7.50%, due 6/30/66, Series A	5,440,000	5,028,970
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	2,000,000	2,092,732
Puget Sound Energy, 6.974%, due 6/1/67, Series A(h)	2,000,000	1,782,658
		8,904,360
UTILITIES 0.4%
DPL Capital Trust II, 8.125%, due 9/1/31	4,000,000	4,697,480
TOTAL ELECTRIC		13,601,840
FINANCE 0.9%
CREDIT CARD 0.3%
Capital One Capital III, 7.686%, due 8/15/36	4,500,000	3,503,398

DIVERSIFIED FINANCIAL SERVICES 0.3%
Citigroup Capital XXI, 8.30%, due 12/21/57	2,500,000	2,470,140
Webster Capital Trust IV, 7.65%, due 6/15/37	2,000,000	1,364,846
		3,834,986
INVESTMENT BANKER/BROKER 0.3%
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R	2,000,000	1,847,572
JP Morgan Chase Capital XXV, 6.80%, due 10/1/37, Series Y	2,000,000	1,832,838
		3,680,410
TOTAL FINANCE		11,018,794
FOOD 0.3%
Dairy Farmers of America , 7.875%, 144A(a),(h),(i)	42,500	3,532,468

GAS UTILITIES 0.7%
Southern Union Co., 7.20%, due 11/1/66	9,250,000	7,816,250

	Number
	of Shares	Value
INSURANCE 4.0%
LIFE/HEALTH INSURANCE 1.2%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a)	2,000,000	$1,791,154
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	7,000,000	5,916,512
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	7,000,000	6,590,682
		14,298,348
MULTI-LINE 2.2%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B(h)	9,000,000	7,071,705
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(a)	4,000,000	3,343,800
Metlife Capital Trust IV, 7.875%, due 12/15/37, 144A(a)	4,000,000	3,647,000
Old Mutual Capital Funding, 8.00%, (Eurobond)	12,000,000	11,340,000
		25,402,505
PROPERTY CASUALTY 0.4%
Progressive Corp. (The), 6.70%, due 6/15/37	3,000,000	2,676,267
White Mountains Re Group Ltd., 7.506%, due 5/29/49, 144A(a)	2,000,000	1,549,764
		4,226,031
REINSURANCE 0.2%
PartnerRe Finance II, 6.44%, due 12/1/66	2,000,000	1,706,384
TOTAL INSURANCE		45,633,268

OIL & GAS STORAGE & TRANSPORTATION 0.7%
Enterprise Products Operating LP, 8.375%, due 8/1/66	3,500,000	3,411,765
PPL Capital Funding, 6.70%, due 3/30/67, Series A	5,000,000	4,258,655
		7,670,420
OIL—EXPLORATION AND PRODUCTION 0.4%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49	5,000,000	5,081,250

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$132,194,536)		115,693,447

	Principal
	Amount	Value
CORPORATE BONDS 6.0%
BANK 1.6%
Bank of America Corp., 8.00%, due 12/29/49	$10,500,000	$10,530,345
PNC Preferred Funding Trust I, 8.70%, due 2/28/49, 144A(a)	6,500,000	6,256,250
State Street Capital Trust III, 8.25%, due 12/29/49	2,000,000	2,010,860
		18,797,455
INDEPENDENT POWER PRODUCER 0.2%
NRG Energy, 7.375%, due 1/15/17	2,000,000	1,950,000

INTEGRATED TELECOMMUNICATIONS SERVICES 1.5%
Citizens Communications Co., 7.875%, due 1/15/27	2,000,000	1,725,000
Citizens Communications Co., 9.00%, due 8/15/31	10,000,000	8,800,000
Embarq Corp., 7.995%, due 6/1/36	8,000,000	7,325,248
		17,850,248
MEDIA 1.4%
Cablevision Systems Corp., 8.00%, due 4/15/12	4,150,000	4,056,625
CSC Holdings, 7.625%, due 7/15/18	1,000,000	917,500
Rogers Cable, 8.75%, due 5/1/32	10,430,000	11,585,967
		16,560,092
OIL & GAS EXPLORATION & PRODUCTION 0.4%
Kerr-McGee Corp., 7.875%, due 9/15/31	4,000,000	4,697,616

OIL & GAS STORAGE & TRANSPORTATION 0.5%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	2,000,000	1,843,978
Williams Cos. (The), 7.75%, due 6/15/31	3,000,000	3,202,500
		5,046,478
REAL ESTATE 0.4%
BF Saul REIT, 7.50%, due 3/1/14	5,000,000	4,462,500

TOTAL CORPORATE BONDS (Identified cost—$72,836,265)		69,364,389

COMMERCIAL PAPER 5.7%
San Paolo US Financial, 1.30, due 4/1/08 (Identified cost—$65,760,000)	65,760,000	65,760,000

		Value
TOTAL INVESTMENTS (Identified cost—$1,804,236,128)	169.1%	$1,956,550,038

WRITTEN CALL OPTIONS	(0.1)%	(520,000)

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)%	(3,829,831)

LIQUIDATION VALUE OF PREFERRED SHARES	(68.7)%	(795,000,000)
NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $19.66 per share based on 58,858,135 shares of common stock outstanding)	100.0%	$1,157,200,207

	Number
	of Contracts
WRITTEN CALL OPTIONS
General Growth Properties, Strike Price 40, 4/19/08	5,000	(500,000)
iStar Financial Properties, Strike Price 18, 4/19/08	1,000	(20,000)

TOTAL WRITTEN CALL OPTIONS (Premiums received—$490,150)		$(520,000)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
PPLUS	Preferred Plus Trust
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 4.0% of net assets applicable to common shares.

(b) 100,000 shares have been pledged to brokers in connection with written option contracts.

(c) 50,000 shares segregated as collateral for interest rate swap transactions.

(d) 300,000 shares segregated as collateral for interest rate swap transactions.

(e) 34,900 shares segregated as collateral for interest rate swap transactions.

(f) 500,000 shares have been pledged to brokers in connection with written option contracts.

(g) 110,000 shares segregated as collateral for interest rate swap transactions.

(h) Illiquid security.  Aggregate holdings equal 1.1% of net assets applicable to common shares.

(i) Fair valued security.  Aggregate holdings equal 0.3% of net assets applicable to common shares.

Interest rate swaps outstanding at March 31, 2008 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG	$34,000,000	3.535%	2.598%	April 23, 2008	$(25,600)
Merrill Lynch Derivative Products AG	$46,000,000	3.415%	2.703%	March 29, 2009	(514,376)
Merrill Lynch Derivative Products AG	$46,000,000	3.461%	2.703%	March 29, 2010	(988,273)
Merrill Lynch Derivative Products AG	$70,000,000	3.600%	2.703%	January 29, 2014	(717,677)
Royal Bank of Canada	$68,000,000	2.990%	2.606%	March 26, 2009	(468,219)
Royal Bank of Canada	$40,000,000	3.498%	2.598%	November 22, 2012	(603,288)
Royal Bank of Canada	$40,000,000	3.634%	2.703%	March 31, 2014	(429,616)
UBS AG	$34,000,000	3.440%	2.558%	April 19, 2008	(26,593)
UBS AG	$34,000,000	4.060%	2.558%	April 19, 2010	(1,169,134)
UBS AG	$34,000,000	4.173%	2.677%	April 28, 2010	(1,237,263)
UBS AG	$60,000,000	3.639%	2.817%	April 17, 2013	(1,133,363)
					$(7,313,402)

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,956,550,038	$1,695,215,500	$247,767,162	$13,567,376
Other Financial Instruments*	(7,833,402)	(520,000)	(7,313,402)	—
Total	$1,948,716,636	$1,694,695,500	$240,453,760	$13,567,376

* Other financial instruments include written call options and interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$9,822,468
Accrued premiums/discounts	32
Realized gain (loss)	(3,669,428)
Change in unrealized appreciation (depreciation)	2,643,891
Net purchases (sales)	4,770,413
Transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$13,567,376

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$264,767,827
Gross unrealized depreciation	(112,453,917)
Net unrealized appreciation	$152,313,910

Cost for federal income tax purposes	$1,804,236,128

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008